GOODWILL AND INTANGIBLE ASSETS (Schedule of Intangible Assets with Indefinite Useful lives) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful lives	$ 365	$ 365
Primus Corporation CGU Trade Name [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful lives	$ 365	$ 365